North Central Bancshares, Inc. (Parent Company Only) Condensed Financial Statements	12 Months Ended
Dec. 31, 2011
North Central Bancshares, Inc. (Parent Company Only) Condensed Financial Statements [Abstract]
North Central Bancshares, Inc. (Parent Company Only) Condensed Financial Statements
Note 19.	North Central Bancshares, Inc. (Parent Company Only) Condensed Financial Statements

	Statements of Financial Condition
	December 31,
	2011	2010

ASSETS

Cash	$160,272	$202,722
Loans receivable, net	1,500,000	2,075,000
Investment in First Federal Savings Bank of Iowa	40,395,085	46,860,296
Deferred taxes	10,000	2,455
Prepaid and other assets	46,676	49,332

Total assets	$42,112,033	$49,189,805

LIABILITIES AND EQUITY

LIABILITIES
Accrued expenses and other liabilities	$14,551	$14,515

Total liabilities	14,551	14,515

EQUITY
Preferred stock	-	10,137,381
Common stock	13,557	13,502
Additional paid-in capital	18,167,895	18,066,437
Retained earnings	23,017,789	21,047,295
Accumulated other comprehensive income (loss)	898,241	(89,325)

Total equity	42,097,482	49,175,290

Total liabilities and equity	$42,112,033	$49,189,805

	Statements of Income
	Years Ended December 31,
	2011	2010	2009
Operating income:
Equity in net income of subsidiary	$2,686,890	$1,770,807	$3,252,339
Interest income	60,902	78,365	73,662
	2,747,792	1,849,172	3,326,001

Operating expenses:
Compensation and employee benefits	18,000	18,000	17,575
Other	154,329	168,047	151,810
	172,329	186,047	169,385

Income before income tax	2,575,463	1,663,125	3,156,616

Income tax (benefit)	(62,900)	(42,200)	(32,600)

Net income	$2,638,363	$1,705,325	$3,189,216

Statements of Cash Flows
Years Ended December 31, 2011, 2010 and 2009

	2011	2010	2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$2,638,363	$1,705,325	$3,189,216
Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
Equity in net (income) of First Federal Savings
Bank of Iowa	(2,686,890)	(1,770,807)	(3,252,339)
Dividends received from First Federal Savings
Bank of Iowa	10,200,000	-	-
Change in deferred income taxes	(7,545)	-	-
Change in assets and liabilities:
Prepaid expenses and other assets	2,656	(49,332)	16,665
Accrued expenses and other liabilities	-	(65,360)	66,362
Net cash provided by (used in) operating activities	10,146,584	(180,174)	19,904

CASH FLOWS FROM INVESTING ACTIVITIES, net
(increase) decrease in loans receivable	575,000	825,000	(2,841,822)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock, preferred
stock and common stock warrant	41,180	-	10,230,000
Redemption of preferred stock	(10,200,000)	-	-
Capital contribution to subsidiary	-	-	(6,800,000)
Common and preferred dividends paid	(605,214)	(563,998)	(487,298)
Net cash provided by (used in) financing activities	(10,764,034)	(563,998)	2,942,702

Net change in cash and cash equivalents	(42,450)	80,828	120,784

CASH
Beginning	202,722	121,894	1,110
Ending	$160,272	$202,722	$121,894